Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	$ 646,482	$ 560,592
Operating real estate, at cost attributable to consolidated VIEs	109,875	109,851
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	(135,175)	(122,312)
Net investments in properties, attributable to deconsolidated subsidiary	621,182	548,131
Intangible assets and goodwill, net, attributable to deconsolided subsidiary	125,957	87,768
Cash and cash equivalents attributable to consolidated VIEs	29,297	64,693
Other Assets attributable to consolidated VIEs	51,069	34,097
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	356,209	255,232
Accounts payable attributable to consolidated VIEs	82,055	40,808
W. P. Carey members' equity:
Listed shares, authorized	100,000,000	100,000,000
Listed shares, issued	39,729,018	39,454,847
Listed shares, outstanding	39,729,018	39,454,847
Variable Interest Entity Primary Beneficiary [Member]
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	41,032	39,718
Operating real estate, at cost attributable to consolidated VIEs	26,318	25,665
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	(22,350)	(20,431)
Cash and cash equivalents attributable to consolidated VIEs	230	86
Other Assets attributable to consolidated VIEs	2,773	1,845
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	14,261	9,593
Accounts payable attributable to consolidated VIEs	1,651	2,275
Deconsolidation Financials [Member]
Investments in real estate:
Net investments in properties, attributable to deconsolidated subsidiary	5,340
Intangible assets and goodwill, net, attributable to deconsolided subsidiary	(15)
Total assets of deconsolidated subsidiary	5,325
Liabilities:
Non recourse debt of deconsolidated subsidiary	6,311
Accounts payable accrued expenses and other liabilities of deconsolidated subsidiary	22
Total liabilities of deconsolidated subsidiary	$ 6,333